Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions		Jan. 31, 2026	Oct. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		$ 762,477	$ 778,508
Allowance for credit losses		7,002	7,463
Net		755,475	771,045
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		368,619	370,191
Allowance for credit losses		1,439	1,460
Net		367,180	368,731
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		107,579	110,567
Allowance for credit losses		2,216	2,432
Net		105,363	108,135
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		270,167	279,705
Allowance for credit losses		2,132	2,216
Net		268,035	277,489
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	7,248	7,244
Allowance for credit losses	[1]	2,287	2,341
Net	[1]	4,961	4,903
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	2,674	2,416
Allowance for credit losses	[1]	786	683
Net	[1]	1,888	1,733
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	158
Allowance for credit losses	[1]	17
Net	[1]	141
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	1,533	1,494
Allowance for credit losses	[1]	554	535
Net	[1]	979	959
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	778	823
Allowance for credit losses	[1]	383	400
Net	[1]	395	423
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	1,516	1,420
Allowance for credit losses	[1]	351	332
Net	[1]	1,165	1,088
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	589	1,091
Allowance for credit losses	[1]	196	391
Net	[1]	393	700
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	2,955	2,903
Allowance for credit losses	[1]	834	840
Net	[1]	2,121	2,063
Financial instruments credit-impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	1,063	1,071
Allowance for credit losses	[1]	570	604
Net	[1]	493	467
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	3,230	3,270
Allowance for credit losses	[1]	883	897
Net	[1]	$ 2,347	$ 2,373

[1]	Interest income recognized on impaired loans during the three months ended January 31, 2026 was $28 (October 31, 2025 – $23).